INCOME TAXES (Schedule of Effective Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Income before taxes on income, as reported in the consolidated statements of operations	$ 14,636	$ 20,151	$ 7,849
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Theoretical tax expense	3,879	5,038	1,962
Losses and other items for which a valuation allowance was provided or benefit from loss carry fowards	(3,386)	(4,249)	(1,324)
Differences in tax rates	427	352	423
Taxes in respect of prior years	383	23	168
Non-deductible expenses	769	867	917
Uncertain tax position	(207)	579	(1,370)
Other	46	148	76
Actual tax expense	$ 1,911	$ 2,758	$ 852